Derivative Financial Instruments - Interest rate swaps held for trading (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Interest rate swaps held for trading
Disclosure of detailed information about financial instruments
Notional Amount			$ 133,333
Unrealized gain (loss) on derivatives held for trading		$ (88)	$ 12,821	$ 11,092
GAS-twenty seven Ltd with DNB Bank ASA and Ing Bank N.V
Disclosure of detailed information about financial instruments
Notional Amount	$ 133,333
Number of terminated agreements | item	4
Payment made (received) on termination of agreement	$ (3,488)
GAS-twenty seven Ltd with DNB Bank ASA, fixed interest rate of 3.146%
Disclosure of detailed information about financial instruments
Fixed Interest Rate			3.146%
Notional Amount			$ 48,889
Trade date			July 2020
Effective date			July 2020
Original termination date			July 2024
GAS-twenty seven Ltd with DNB Bank ASA, fixed interest rate of 3.069%
Disclosure of detailed information about financial instruments
Fixed Interest Rate			3.069%
Notional Amount			$ 40,000
Trade date			July 2020
Effective date			July 2020
Original termination date			April 2025
GAS-twenty seven Ltd with ING Bank N.V, fixed interest rate of 3.24%
Disclosure of detailed information about financial instruments
Fixed Interest Rate			3.24%
Notional Amount			$ 24,444
Trade date			July 2020
Effective date			July 2020
Original termination date			July 2024
GAS-twenty seven Ltd with ING Bank N.V, fixed interest rate of 3.176%
Disclosure of detailed information about financial instruments
Fixed Interest Rate			3.176%
Notional Amount			$ 20,000
Trade date			July 2020
Effective date			July 2020
Original termination date			April 2025